Current Tax and Deferred Taxes (Details) - Schedule of Reconciliation of Effective Tax Rate - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Income tax calculated on net income before tax percentage		27.00%	27.00%	27.00%
Income tax calculated on net income before tax		$ 457,958	$ 468,453	$ 359,717
Additions or deductions percentage	[1]	(8.04%)	(10.93%)	(6.27%)
Additions or deductions	[1]	$ (136,285)	$ (189,722)	$ (83,587)
Other percentage		0.03%	0.60%	(0.01%)
Other		$ 441	$ 10,478	$ (161)
Effective rate and income tax expense percentage		18.99%	16.67%	20.72%
Effective rate and income tax expense		$ 322,114	$ 289,209	$ 275,969

[1]	The deductions of the tax rate for 2023, 2022 and 2021 mainly relate to permanent differences between tax and financial accounting rules.